INCOME TAX - Reconciliation of the federal income tax (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Effective income tax rate reconciliation, percent
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit			0.00%	0.00%
Change in fair value of warrant liabilities			(20.1)	(34.1)
Change in valuation allowance			8.40%	13.10%
Income tax provision	6.44%	0.00%	9.34%	0.00%